Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2019 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Alabama Community College System,
5.000%, 10/01/2028 (Callable 10/01/2026)(Insured by AGM)	$310,000	$377,847
Black Belt Energy Gas District:
4.000%, 07/01/2046 (Callable 03/01/2021)(Mandatory Tender Date 06/01/2021) (1)	130,000	135,022
4.000%, 08/01/2047 (Callable 04/01/2022)(Mandatory Tender Date 07/01/2022) (1)	1,005,000	1,066,436
Chilton County Health Care Authority,
4.000%, 11/01/2020	780,000	796,497
City of Birmingham AL:
5.000%, 03/01/2037 (Callable 03/01/2023) (7)	30,000	33,043
5.000%, 03/01/2040 (Callable 09/01/2025) (7)	185,000	212,689
5.000%, 03/01/2043 (Callable 03/01/2023) (7)	785,000	859,449
5.000%, 03/01/2045 (Callable 09/01/2025) (7)	1,175,000	1,342,250
City of Pell City AL Special Care Facilities Financing Authority,
5.000%, 12/01/2031 (Callable 12/01/2021)	1,000,000	1,066,310
City of Troy AL,
5.000%, 07/01/2031 (Callable 07/01/2025)(Insured by BAM)	555,000	642,634
County of Jefferson AL:
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	1,000,000	855,850
5.000%, 09/15/2029 (Callable 03/15/2027)	570,000	696,141
0.000%, 10/01/2033 (Callable 10/01/2023)(Insured by AGM)	110,000	54,637
0.000%, 10/01/2034 (Callable 10/01/2023)(Insured by AGM)	480,000	220,339
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	200,000	210,762
Lauderdale County Agriculture Center Authority,
4.000%, 07/01/2034 (Callable 07/01/2024)	1,235,000	1,320,832
UAB Medicine Finance Authority,
4.000%, 09/01/2038 (Callable 09/01/2029)	500,000	567,170
Total Alabama		10,457,908	2.2%

Alaska
Alaska Housing Finance Corp.,
5.000%, 12/01/2029 (Callable 06/01/2024)	225,000	258,208
Alaska Industrial Development & Export Authority:
3.500%, 12/01/2020 (Callable 12/01/2019)	1,250,000	1,252,762
4.000%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,754,104
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Callable 08/01/2023)	500,000	561,505
City of Valdez AK,
5.000%, 01/01/2021	435,000	453,787
Total Alaska		4,280,366	0.9%

Arizona
Arizona Health Facilities Authority,
5.250%, 03/01/2039 (Callable 03/01/2021)	170,000	178,221
Arizona Industrial Development Authority:
3.375%, 07/01/2021	365,000	368,917
4.000%, 07/01/2023 (Insured by SD CRED PROG)	115,000	122,148
4.000%, 07/01/2023 (Insured by SD CRED PROG)	100,000	106,216
4.000%, 07/01/2024 (Insured by SD CRED PROG)	200,000	214,918
4.000%, 07/01/2025 (Insured by SD CRED PROG)	100,000	108,810
4.000%, 07/01/2026 (Insured by SD CRED PROG)	100,000	109,973
5.000%, 05/01/2028	270,000	320,458
4.625%, 08/01/2028	1,160,000	1,247,394
Arizona State University,
5.000%, 07/01/2029 (Callable 07/01/2024)	150,000	174,480
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	400,000	410,356
City of Tucson AZ,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	593,920
Kyrene Elementary School District No. 28,
4.000%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,670,610
Maricopa County Industrial Development Authority,
2.625%, 07/01/2021	115,000	114,501
Town of Marana AZ:
4.000%, 07/01/2036 (Callable 07/01/2027)	350,000	394,257
4.000%, 07/01/2037 (Callable 07/01/2027)	500,000	561,400
Total Arizona		6,696,579	1.4%

Arkansas
Arkansas Technical University,
4.000%, 06/01/2028 (Callable 06/01/2023)	1,025,000	1,112,473
City of Conway AR,
5.000%, 10/01/2035 (Callable 04/01/2024)	185,000	212,635
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	1,500,000	1,512,765
3.050%, 01/01/2047 (Callable 01/01/2027)	985,000	995,668
City of Heber Springs AR,
3.000%, 11/01/2034 (Callable 11/01/2024)(Insured by BAM)	685,000	698,488
City of Hot Springs AR,
4.000%, 12/01/2030 (Callable 12/01/2023)(Insured by BAM)	540,000	590,911
City of Little Rock AR:
2.375%, 04/01/2028 (Callable 10/01/2022)	1,320,000	1,346,031
4.000%, 10/01/2031 (Callable 10/01/2025)	105,000	117,219
4.000%, 10/01/2033 (Callable 10/01/2025)	210,000	233,272
2.000%, 03/01/2038 (Callable 03/01/2021)	55,000	55,086
City of Lonoke AR:
5.000%, 06/01/2025	210,000	248,128
4.000%, 06/01/2028 (Callable 06/01/2025)	50,000	55,947
City of Magnolia AR,
3.200%, 08/01/2033 (Callable 08/01/2024)(Insured by BAM)	1,085,000	1,126,241
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	305,000	311,490
City of Maumelle AR:
4.000%, 08/01/2026 (Callable 08/01/2025)	25,000	28,279
4.000%, 08/01/2028 (Callable 08/01/2025)	290,000	326,398
4.000%, 08/01/2029 (Callable 08/01/2025)	700,000	787,521
4.000%, 08/01/2030 (Callable 08/01/2025)	325,000	364,072
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	880,000	927,423
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,925,000	2,018,516
City of Russellville AR,
4.000%, 07/01/2028 (Callable 07/01/2025)(Insured by AGM)	325,000	364,526
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	680,000	711,103
City of Springdale AR,
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	1,415,000	1,449,639
Conway Health Facilities Board,
5.000%, 08/01/2029 (Callable 08/01/2026) (6)	360,000	422,662
National Park College District,
3.000%, 05/01/2025 (Callable 11/01/2024)	235,000	246,299
University of Central Arkansas:
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by BAM)	340,000	383,000
4.000%, 11/01/2028 (Callable 11/01/2025)(Insured by BAM)	250,000	280,517
4.000%, 11/01/2031 (Callable 11/01/2025)(Insured by BAM)	885,000	978,952
Total Arkansas		17,905,261	3.7%

California
Acalanes Union High School District:
0.000%, 08/01/2028 (7)	50,000	50,625
0.000%, 08/01/2032 (7)	340,000	384,040
0.000%, 08/01/2035 (Callable 08/01/2029) (7)	150,000	161,407
0.000%, 08/01/2039 (Callable 08/01/2029) (7)	125,000	132,830
Bay Area Toll Authority:
2.390%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%) (Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)	650,000	668,753
5.000%, 04/01/2054 (Pre-refunded to 04/01/2024)	640,000	748,307
5.000%, 10/01/2054 (Pre-refunded to 10/01/2024)	470,000	558,134
Beaumont Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM) (7)	90,000	111,392
Burbank Unified School District,
0.000%, 02/01/2038 (Callable 08/01/2028) (7)	200,000	201,148
California Health Facilities Financing Authority:
5.000%, 04/01/2020	300,000	304,986
5.250%, 03/01/2041 (Callable 03/01/2021)	100,000	104,735
California Municipal Finance Authority:
5.000%, 08/01/2023	400,000	438,908
5.000%, 08/01/2024	400,000	447,156
5.000%, 10/01/2026	300,000	364,047
California Public Finance Authority:
5.000%, 10/15/2020	180,000	185,153
5.000%, 10/15/2021	200,000	211,222
California Statewide Communities Development Authority,
5.145%, 04/01/2028 (Insured by NATL) (1)(5)	700,000	700,000
Calipatria California Unified School District,
0.000%, 08/01/2026	100,000	84,837
Campbell Union School District,
0.000%, 08/01/2035 (Callable 08/01/2026) (7)	360,000	409,532
Carlsbad Unified School District,
0.000%, 08/01/2031 (7)	105,000	132,634
Chawanakee Unified School District:
4.000%, 08/01/2026 (Insured by BAM) (7)	110,000	124,264
4.000%, 08/01/2027 (Callable 08/01/2026)(Insured by BAM) (7)	100,000	112,948
4.000%, 08/01/2028 (Callable 08/01/2026)(Insured by BAM) (7)	75,000	84,340
4.000%, 08/01/2029 (Callable 08/01/2026)(Insured by BAM) (7)	80,000	89,755
City of Redding CA,
3.440%, 07/01/2022 (ETM)(Insured by NATL) (1)(5)	85,000	85,000
Colton Joint Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2026)(Insured by AGM) (7)	300,000	336,423
Corona-Norca Unified School District,
6.800%, 08/01/2039 (Callable 08/01/2027)(Insured by AGM) (7)	890,000	1,218,926
Denair Unified School District,
0.000%, 08/01/2031 (Insured by AGM) (7)	130,000	161,244
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029 (Callable 09/01/2027)(Insured by BAM)	300,000	374,019
East Bay Municipal Utility District,
5.000%, 06/01/2033 (Callable 06/01/2024)	475,000	554,752
El Rancho Unified School District,
0.000%, 08/01/2034 (Callable 08/01/2028)(Insured by AGM) (7)	475,000	531,249
Emery Unified School District,
0.000%, 08/01/2042 (Pre-refunded to 08/01/2023)	880,000	303,125
Enterprise Elementary School District,
0.000%, 08/01/2035 (Callable 08/01/2031) (7)	155,000	196,670
Escondido Union High School District,
0.000%, 08/01/2034 (Insured by AGC) (7)	165,000	255,285
Fresno Joint Powers Financing Authority,
5.000%, 04/01/2027 (Insured by AGM)	305,000	378,014
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2022	365,000	397,770
Imperial Community College District,
0.000%, 08/01/2040 (Callable 08/01/2030)(Insured by AGM) (7)	140,000	192,881
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	275,000	330,503
Lemoore Union High School District,
0.000%, 01/01/2021 (Insured by AMBAC)	100,000	97,906
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	90,000	102,142
5.000%, 11/15/2029	50,000	62,936
Los Alamitos Unified School District:
0.000%, 08/01/2041 (Callable 08/01/2031) (7)	500,000	487,360
0.000%, 08/01/2043 (Callable 08/01/2031) (7)	600,000	579,756
Mount Diablo Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2025)(Insured by AGM) (7)	75,000	78,850
Norwalk-La Mirada Unified School District,
0.000%, 08/01/2029 (Insured by AGC) (7)	210,000	246,214
Oak Park Unified School District:
0.000%, 08/01/2031 (7)	110,000	141,451
0.000%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (7)	110,000	147,915
Pajaro Valley Unified School District:
5.000%, 08/01/2032 (Callable 10/21/2019)(Insured by BAM)	300,000	300,558
5.000%, 08/01/2033 (Callable 10/21/2019)(Insured by BAM)	300,000	300,555
5.000%, 08/01/2034 (Callable 10/21/2019)(Insured by BAM)	640,000	641,178
Palomar Community College District,
0.000%, 08/01/2039 (Callable 08/01/2035) (7)	125,000	145,674
Redondo Beach Unified School District,
6.375%, 08/01/2034 (Callable 08/01/2026) (7)	590,000	777,697
Reef-Sunset Unified School District,
0.000%, 08/01/2033 (Callable 08/01/2026)(Insured by BAM) (7)	200,000	210,478
Richmond Joint Powers Financing Authority,
5.500%, 11/01/2029 (Callable 11/01/2025)	300,000	360,408
Rio Hondo Community College District:
0.000%, 08/01/2042 (Callable 08/01/2034) (7)	145,000	176,021
0.000%, 08/01/2042 (Callable 08/01/2034) (7)	285,000	350,992
Sacramento City Unified School District:
5.000%, 07/01/2025 (Callable 07/01/2024)	505,000	576,180
5.000%, 07/01/2031 (Callable 07/01/2022)(Insured by AGM)	500,000	546,900
San Diego Unified School District,
4.000%, 07/01/2032 (Callable 07/01/2026)	300,000	344,241
San Leandro Unified School District,
0.000%, 08/01/2039 (Callable 08/01/2028)(Insured by AGC) (7)	1,565,000	1,461,960
San Mateo Foster City School District,
0.000%, 08/01/2026 (7)	75,000	77,700
Santa Barbara Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2033) (7)	330,000	428,743
Santa Paula Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2027) (7)	80,000	83,646
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM) (7)	500,000	504,050
School District of Belmont-Redwood Shores CA,
0.000%, 08/01/2031 (Callable 08/01/2026) (7)	100,000	115,046
Silicon Valley Clean Water,
5.000%, 02/01/2039 (Callable 02/01/2024)	640,000	731,923
Solano County Community College District:
0.000%, 08/01/2027 (Callable 08/01/2025) (7)	215,000	217,552
0.000%, 08/01/2028 (Callable 08/01/2025) (7)	80,000	80,705
0.000%, 08/01/2030 (Callable 08/01/2025) (7)	100,000	99,965
0.000%, 08/01/2041 (Callable 08/01/2028) (7)	325,000	334,669
State of California:
5.000%, 08/01/2031 (Callable 02/01/2025)	450,000	529,461
3.000%, 12/01/2032 (Callable 10/07/2019)(Mandatory Tender Date 12/01/2019) (1)	300,000	300,075
Summerville Union High School District,
0.000%, 08/01/2033 (Callable 08/01/2028)(Insured by BAM) (7)	25,000	25,132
Temecula Valley Unified School District,
4.500%, 08/01/2035 (Callable 08/01/2024)(Insured by BAM) (7)	200,000	222,400
West Hills Community College District,
0.000%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM) (7)	50,000	53,177
Westside Union School District,
0.000%, 08/01/2028	160,000	134,714
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)(Insured by AGM) (7)	50,000	51,904
Total California		24,255,248	5.0%

Colorado
Board of Governors of Colorado State University System,
5.000%, 03/01/2032 (Callable 03/01/2027)	125,000	151,446
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST)	2,000,000	2,345,240
Bromley Park Metropolitan District,
5.000%, 12/01/2023 (Insured by BAM)	225,000	254,968
Canterberry Crossing Metropolitan District II:
5.000%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	235,000	296,283
5.000%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	250,000	313,868
5.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)	530,000	663,295
City & County of Denver CO:
0.000%, 08/01/2030 (Callable 08/01/2026)	500,000	375,735
0.000%, 08/01/2031 (Callable 08/01/2026)	150,000	107,317
0.000%, 08/01/2032 (Callable 08/01/2026)	335,000	229,472
City of Commerce City CO:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by AGM)	100,000	124,963
5.000%, 12/15/2029 (Callable 12/15/2027)(Insured by AGM)	310,000	384,595
5.000%, 12/15/2030 (Callable 12/15/2027)(Insured by AGM)	500,000	617,645
City of Fort Lupton CO:
5.000%, 12/01/2027 (Insured by AGM)	75,000	94,523
5.000%, 12/01/2028 (Callable 12/01/2027)(Insured by AGM)	210,000	264,048
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by AGM)	250,000	313,177
5.000%, 12/01/2030 (Callable 12/01/2027)(Insured by AGM)	350,000	436,559
City of Sheridan CO,
5.000%, 12/01/2042 (Callable 12/01/2025)	1,130,000	1,320,360
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2020	400,000	412,192
4.000%, 11/15/2021	475,000	493,724
4.000%, 11/15/2022	445,000	470,641
4.000%, 12/15/2025	1,340,000	1,416,139
4.000%, 04/01/2028	540,000	605,934
5.000%, 06/01/2029 (Callable 06/01/2024)	120,000	135,569
5.000%, 08/15/2030 (Callable 08/15/2024)	500,000	570,260
5.000%, 06/01/2031 (Callable 06/01/2024)	40,000	45,039
5.000%, 08/15/2034 (Callable 08/15/2024)	1,000,000	1,130,810
Colorado Health Facilities Authority:
5.000%, 12/01/2023	50,000	56,252
5.000%, 02/01/2025 (Pre-refunded to 02/01/2021)	100,000	104,754
5.000%, 06/01/2027 (ETM)	750,000	938,130
1.875%, 07/01/2039 (Mandatory Tender Date 11/06/2019) (1)	375,000	375,146
4.000%, 07/01/2039 (Pre-refunded to 11/09/2022)	20,000	21,580
5.250%, 01/01/2040 (Pre-refunded to 01/01/2023)	200,000	224,424
5.000%, 08/01/2049 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	3,130,000	3,713,995
Colorado Housing & Finance Authority:
1.850%, 04/01/2020 (Mandatory Tender Date 10/01/2019) (1)	1,560,000	1,560,000
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	415,000	443,768
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	2,500,000	2,761,250
Colorado School of Mines,
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by ST)	125,000	156,049
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	50,000	50,014
Denver City & County School District No. 1:
5.000%, 12/01/2030 (Callable 03/01/2021)	395,000	414,604
5.000%, 12/01/2031 (Callable 03/01/2021)	595,000	624,440
Denver Health & Hospital Authority:
5.000%, 12/01/2025	400,000	471,844
5.000%, 12/01/2027	340,000	417,115
Denver Urban Renewal Authority,
5.000%, 12/01/2019	50,000	50,291
E-470 Public Highway Authority,
2.316%, 09/01/2039 (1 Month LIBOR USD + 1.050%) (Callable 03/01/2021)(Mandatory Tender Date 09/01/2021) (2)	500,000	504,440
El Paso County School District No. 3,
5.000%, 12/01/2030 (Callable 12/01/2022)(Insured by ST)	250,000	276,993
Glen Metropolitan District No. 1,
2.500%, 12/01/2025 (Insured by BAM)	130,000	133,112
Grand River Hospital District:
5.250%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	350,000	445,228
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	1,190,000	1,507,444
Regional Transportation District,
5.000%, 11/01/2033 (Callable 11/01/2027)	500,000	625,720
Southlands Metropolitan District No. 1,
3.000%, 12/01/2022	238,000	240,911
State of Colorado,
4.000%, 03/15/2030 (Callable 03/15/2022)	190,000	201,428
Sterling Hills West Metropolitan District,
5.000%, 12/01/2027	230,000	274,889
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)	600,000	704,712
5.000%, 12/01/2026 (Insured by BAM)	460,000	552,230
Total Colorado		31,424,565	6.5%

Connecticut
City of Hartford CT,
5.000%, 04/01/2027 (Callable 04/01/2023)(Insured by BAM)	550,000	610,401
Connecticut Housing Finance Authority:
4.000%, 11/15/2047 (Callable 11/15/2026)	195,000	207,451
4.000%, 05/15/2049 (Callable 11/15/2028)	1,500,000	1,665,795
Connecticut State Health & Educational Facilities Authority:
5.000%, 11/01/2026 (Callable 11/01/2022)	135,000	148,520
5.000%, 07/01/2030 (Callable 07/01/2020)	50,000	51,173
5.000%, 07/01/2034 (Callable 07/01/2022)	40,000	42,936
State of Connecticut:
5.000%, 04/15/2024	175,000	201,444
5.000%, 09/01/2027 (Callable 09/01/2026)	1,000,000	1,219,590
5.000%, 10/01/2027 (Callable 10/01/2023)	685,000	776,187
5.000%, 07/15/2030 (Callable 07/15/2023)	225,000	252,158
5.000%, 10/15/2032 (Callable 10/15/2022)	960,000	1,050,931
5.000%, 09/01/2033 (Callable 09/01/2026)	300,000	359,646
University of Connecticut:
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,000,000	1,210,390
5.000%, 02/15/2031 (Callable 02/15/2021)	100,000	104,014
Total Connecticut		7,900,636	1.6%

District of Columbia
District of Columbia,
5.000%, 06/01/2035 (Callable 06/01/2024)	2,000,000	2,293,760
District of Columbia Housing Finance Agency:
2.000%, 09/01/2021 (Mandatory Tender Date 09/01/2020) (1)	825,000	828,432
3.500%, 06/15/2023	335,000	345,466
District of Columbia Water & Sewer Authority,
5.000%, 10/01/2037 (Callable 04/01/2026)	275,000	328,254
Metropolitan Washington Airports Authority:
0.000%, 10/01/2029 (Insured by AGC)	110,000	85,264
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	296,252
6.500%, 10/01/2041 (Callable 10/01/2026)(Insured by AGC) (7)	305,000	396,787
6.500%, 10/01/2044 (Callable 10/01/2028) (7)	605,000	809,478
6.500%, 10/01/2044 (Callable 10/01/2028)(Insured by AGM) (7)	875,000	1,175,790
Total District of Columbia		6,559,483	1.4%

Florida
Capital Trust Agency, Inc.,
5.000%, 12/15/2029 (Callable 06/15/2026)	400,000	448,556
City of Fort Myers FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	475,000	569,896
4.000%, 12/01/2037 (Callable 12/01/2025)	1,000,000	1,092,290
4.000%, 12/01/2038 (Callable 12/01/2025)	500,000	545,215
City of Jacksonville FL:
1.270%, 08/01/2036 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	1,750,000	1,750,000
1.270%, 08/01/2036 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	975,000	975,000
City of Orlando FL:
5.000%, 10/01/2027 (Pre-refunded to 10/01/2020)	100,000	103,674
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	775,000	944,849
City of Tallahassee FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	560,000	656,074
5.000%, 10/01/2033 (Callable 10/01/2025)	1,250,000	1,485,175
5.000%, 10/01/2034 (Callable 10/01/2024)	500,000	582,365
County of Miami-Dade FL:
5.000%, 04/01/2027 (Callable 04/01/2026)	120,000	146,831
5.000%, 10/01/2032 (Callable 10/01/2026)	35,000	42,129
6.875%, 10/01/2034 (Callable 10/01/2029)(Insured by AGC) (7)	215,000	309,557
7.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGC) (7)	270,000	387,047
Florida Department of Management Services,
5.000%, 11/01/2029	2,000,000	2,643,900
Florida Housing Finance Corp.:
4.350%, 01/01/2046 (Callable 01/01/2024)	435,000	443,665
3.800%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	2,680,000	2,845,276
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	260,000	274,089
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)	200,000	216,148
Florida Municipal Loan Council,
5.000%, 10/01/2026	90,000	110,410
Florida Municipal Power Agency,
4.000%, 10/01/2030 (Callable 10/01/2027)	500,000	580,065
Highlands County Health Facilities Authority:
1.290%, 11/15/2035 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	1,500,000	1,500,000
1.290%, 11/15/2037 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	1,000,000	1,000,000
Hillsborough County Aviation Authority,
5.000%, 10/01/2035 (Callable 10/01/2024)	500,000	575,030
JEA Water & Sewer System Revenue:
5.000%, 10/01/2028 (Callable 10/01/2027)	700,000	869,533
5.000%, 10/01/2032 (Callable 10/01/2027)	680,000	833,463
Manatee County School District,
5.000%, 10/01/2020 (Insured by AGM)	100,000	103,705
Martin County Health Facilities Authority:
3.370%, 11/15/2021 (ETM)	295,000	306,903
5.000%, 11/15/2023 (ETM)	260,000	297,336
Miami Health Facilities Authority:
5.000%, 07/01/2020	140,000	142,927
5.000%, 07/01/2021	250,000	262,000
Miami-Dade County Industrial Development Authority:
5.000%, 01/15/2020	350,000	352,429
5.000%, 01/15/2021	365,000	375,837
Monroe County School District,
5.000%, 10/01/2025 (Insured by AGM)	200,000	239,946
Orange County Convention Center,
5.000%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,212,440
Orange County School Board:
5.000%, 08/01/2031 (Callable 08/01/2025)	990,000	1,172,051
5.000%, 08/01/2033 (Callable 08/01/2026)	150,000	180,789
Palm Beach County Health Facilities Authority,
4.750%, 07/01/2025 (Pre-refunded to 07/01/2020)(Insured by AGM)	130,000	133,341
Pinellas County Health Facilities Authority,
2.777%, 11/15/2023 (Insured by NATL) (1)(5)	225,000	225,000
Pinellas County School Board,
5.000%, 07/01/2033 (Callable 07/01/2027)	515,000	626,554
Reedy Creek Improvement District,
4.000%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,128,860
School Board of Miami-Dade County,
5.000%, 11/01/2030 (Callable 11/01/2024)	185,000	214,861
Village Community Development District No. 7,
4.000%, 05/01/2021	225,000	231,442
Total Florida		29,136,658	6.0%

Georgia
Barnesville-Lamar County Industrial Development Authority,
5.000%, 06/01/2028	175,000	221,296
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	500,000	506,690
2.350%, 10/01/2032 (Mandatory Tender Date 12/11/2020) (1)	100,000	100,727
1.230%, 07/01/2049 (Optional Put Date 10/01/2019) (1)	1,000,000	1,000,000
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 01/01/2020)	225,000	227,070
5.500%, 11/01/2027 (Insured by AGM)	145,000	179,708
5.000%, 01/01/2028 (Callable 01/01/2020)	1,000,000	1,009,200
City of Dahlonega GA,
4.000%, 09/01/2021 (Insured by AGM)	150,000	156,786
Gainesville & Hall County Hospital Authority,
5.000%, 02/15/2029 (Callable 02/15/2027)	475,000	573,914
Georgia Housing & Finance Authority:
3.600%, 12/01/2033 (Callable 06/01/2027)	450,000	487,089
4.000%, 12/01/2039 (Callable 06/01/2026)	675,000	728,926
Main Street Natural Gas, Inc.:
2.191%, 08/01/2048 (1 Month LIBOR USD + 0.830%) (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	2,000,000	2,007,500
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	500,000	562,915
Monroe County Development Authority:
2.350%, 10/01/2048 (Mandatory Tender Date 12/11/2020) (1)	190,000	191,628
2.050%, 07/01/2049 (Mandatory Tender Date 11/19/2021) (1)	750,000	753,923
Total Georgia		8,707,372	1.8%

Illinois
Adams & Hancock Counties Community Unit School District No. 4:
4.000%, 12/01/2027 (Callable 12/01/2025)(Insured by BAM)	290,000	322,094
4.000%, 12/01/2029 (Callable 12/01/2025)(Insured by BAM)	310,000	342,088
4.000%, 12/01/2030 (Callable 12/01/2025)(Insured by BAM)	325,000	357,412
4.000%, 12/01/2032 (Callable 12/01/2025)(Insured by BAM)	350,000	382,855
Bourbonnais Township Park District:
4.000%, 12/15/2023 (Insured by BAM)	100,000	107,123
4.000%, 12/15/2024 (Insured by BAM)	125,000	135,839
4.000%, 12/15/2025 (Insured by BAM)	130,000	143,186
Bureau County Township High School District No. 502,
4.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	1,330,000	1,510,853
Chicago Board of Education,
5.000%, 12/01/2023 (Insured by AGM)	1,000,000	1,111,870
Chicago Park District,
5.000%, 01/01/2024	580,000	653,573
City of Berwyn IL,
4.000%, 12/01/2020	100,000	102,020
City of Chicago IL:
5.000%, 01/01/2021 (Callable 01/01/2020)	115,000	116,006
5.000%, 01/01/2023 (Callable 01/01/2020)	125,000	126,094
5.000%, 01/01/2024	250,000	275,202
5.000%, 01/01/2025 (Callable 01/01/2024)(Insured by AGM)	110,000	124,782
5.000%, 01/01/2026 (Callable 01/01/2024)	250,000	269,433
0.000%, 01/01/2027 (Insured by NATL)	330,000	275,873
5.000%, 11/01/2028 (Callable 11/01/2027)(Insured by AGM)	625,000	764,413
5.000%, 01/01/2030 (Callable 01/01/2024)(Insured by AGM)	445,000	501,404
5.625%, 01/01/2031 (Callable 01/01/2027)	250,000	297,375
5.000%, 11/01/2033 (Callable 11/01/2027)(Insured by AGM)	375,000	448,301
City of Country Club Hills IL,
4.000%, 12/01/2019 (Insured by BAM)	195,000	195,694
City of Decatur IL,
4.250%, 03/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	271,543
City of Kankakee IL,
4.500%, 05/01/2031 (Callable 05/01/2025)(Insured by AGM)	135,000	149,935
City of Rockford IL,
3.000%, 12/15/2022 (Insured by AGM)	150,000	154,944
Cook & Will Counties Community College District No. 515,
4.000%, 12/01/2021 (Callable 06/01/2020)(Insured by AGM)	690,000	699,322
Cook & Will Counties School District No. 194:
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	160,000	174,570
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	130,000	141,670
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	183,758
Cook County School District No. 130:
5.000%, 12/01/2027 (Callable 12/01/2025)(Insured by AGM)	1,195,000	1,389,283
5.000%, 12/01/2028 (Callable 12/01/2025)(Insured by AGM)	1,000,000	1,161,100
Cook County School District No. 144,
0.000%, 12/01/2021 (Insured by AGM)	65,000	62,356
Cook County School District No. 163:
6.000%, 12/15/2025 (Insured by BAM)	430,000	526,789
6.000%, 12/15/2027 (Insured by BAM)	1,150,000	1,472,448
Cook County School District No. 83,
5.625%, 06/01/2033	775,000	980,755
Darien Park District,
4.150%, 12/15/2026 (Callable 12/15/2019)	200,000	200,948
DeKalb County Community Unit School District No. 428,
0.000%, 01/01/2030 (Callable 07/01/2020)	300,000	168,447
DuPage County High School District No. 87,
5.000%, 01/01/2029 (Callable 01/01/2025)	315,000	365,324
Ford, Champaign Counties Community Unit School District No. 10,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	600,000	727,704
Governors State University,
5.000%, 07/01/2020 (Insured by BAM)	190,000	194,343
Hampshire Special Service Area No. 13:
3.000%, 03/01/2027 (Insured by BAM)	130,000	133,882
3.000%, 03/01/2028 (Callable 03/01/2027)(Insured by BAM)	140,000	143,230
3.000%, 03/01/2029 (Callable 03/01/2027)(Insured by BAM)	100,000	101,503
3.100%, 03/01/2030 (Callable 03/01/2027)(Insured by BAM)	155,000	157,668
3.150%, 03/01/2031 (Callable 03/01/2027)(Insured by BAM)	160,000	162,736
3.250%, 03/01/2032 (Callable 03/01/2027)(Insured by BAM)	165,000	168,008
3.300%, 03/01/2033 (Callable 03/01/2027)(Insured by BAM)	175,000	178,211
3.350%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)	185,000	188,459
3.400%, 03/01/2035 (Callable 03/01/2027)(Insured by BAM)	195,000	198,762
3.450%, 03/01/2036 (Callable 03/01/2027)(Insured by BAM)	205,000	209,131
3.500%, 03/01/2037 (Callable 03/01/2027)(Insured by BAM)	215,000	219,435
Henry & Whiteside Counties Community Unit School District No. 228,
5.000%, 08/15/2031 (Callable 08/15/2025)(Insured by AGM)	270,000	313,211
Huntley Area Public Library District,
5.000%, 02/01/2037 (Callable 02/01/2029)	500,000	606,185
Illinois Development Finance Authority,
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	1,000,000	1,029,810
Illinois Educational Facilities Authority,
4.000%, 11/01/2036 (Callable 11/01/2022)	500,000	528,630
Illinois Finance Authority:
5.000%, 10/01/2019	525,000	525,000
5.000%, 02/15/2021	100,000	104,920
5.000%, 10/01/2021	170,000	176,820
5.000%, 10/01/2023	105,000	112,721
4.375%, 12/01/2028 (Callable 12/01/2023)	300,000	105,000
5.000%, 01/01/2029 (Callable 01/01/2027)	475,000	567,654
5.000%, 01/01/2030 (Callable 01/01/2027)	90,000	107,191
5.250%, 02/15/2030 (Pre-refunded to 02/15/2020)	245,000	248,523
5.000%, 08/01/2030 (Callable 08/01/2024)	1,065,000	1,225,314
4.000%, 05/15/2034 (Callable 05/15/2026)	200,000	217,244
2.772%, 05/01/2036 (1 Month LIBOR USD + 1.350%) (Callable 11/01/2020)(Mandatory Tender Date 05/01/2021) (2)	300,000	300,693
1.120%, 11/15/2037 (Optional Put Date 10/01/2019) (1)	300,000	300,000
4.000%, 12/01/2040 (Callable 12/01/2027)	270,000	295,288
4.000%, 12/01/2042 (Callable 12/01/2027)	275,000	299,472
5.100%, 12/01/2043 (Callable 12/01/2023)	1,000,000	350,000
Illinois Housing Development Authority:
3.500%, 08/01/2031 (Callable 08/01/2027)(Insured by GNMA)	700,000	751,247
3.100%, 02/01/2035 (Callable 02/01/2026)	1,020,000	1,051,783
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	625,290	619,893
4.250%, 10/01/2049 (Callable 04/01/2028)	1,990,000	2,190,075
Illinois Sports Facilities Authority:
5.000%, 06/15/2029 (Insured by BAM)	1,000,000	1,226,820
5.000%, 06/15/2030 (Callable 06/15/2029)	1,000,000	1,195,210
5.000%, 06/15/2030 (Callable 06/15/2029)(Insured by BAM)	1,000,000	1,221,000
Illinois State University:
3.500%, 04/01/2020	320,000	321,523
5.000%, 04/01/2031 (Callable 04/01/2028)(Insured by AGM)	500,000	599,960
Kankakee County School District No. 111:
4.000%, 01/01/2023 (Insured by BAM)	265,000	282,061
4.000%, 01/01/2024 (Insured by BAM)	300,000	324,492
4.000%, 01/01/2025 (Insured by BAM)	480,000	525,931
Kendall & Kane Counties Community Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)	1,090,000	1,043,294
Knox & Warren Counties Community Unit School District No. 205:
6.000%, 01/01/2030 (Callable 01/01/2021)	285,000	300,014
6.125%, 01/01/2036 (Callable 01/01/2021)	1,400,000	1,476,132
Macoupin, Sangaman & Montgomery Government Bonds,
4.250%, 12/01/2032 (Callable 12/01/2023)(Insured by AGM)	685,000	733,382
Medinah Park District,
4.250%, 01/01/2028 (Callable 01/01/2024)	190,000	206,429
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2020 (Insured by NATL)	140,000	138,095
5.500%, 12/15/2023 (Insured by NATL)	130,000	140,430
5.700%, 06/15/2025 (Pre-refunded to 06/15/2022)(Insured by NATL) (7)	15,000	16,879
5.700%, 06/15/2025 (Callable 06/15/2022)(Insured by NATL) (7)	50,000	55,160
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031 (Callable 12/01/2021)	1,010,000	1,085,800
5.000%, 12/01/2034 (Callable 12/01/2026)	1,500,000	1,773,990
Monroe & St. Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2021 (Insured by BAM)	100,000	105,483
Ogle & Winnebago Counties Community Unit School District No. 223:
5.000%, 12/01/2023 (Insured by BAM)	415,000	468,311
5.000%, 12/01/2024 (Insured by BAM)	100,000	115,151
Peoria City School District No. 150,
5.000%, 01/01/2026 (Insured by BAM)	330,000	387,225
Peoria Public Building Commission,
0.000%, 12/01/2021 (Callable 12/01/2019)(Insured by AGC)	440,000	390,170
Railsplitter Tobacco Settlement Authority,
5.250%, 06/01/2020	135,000	138,247
Richland County Community Unit School District No. 1:
5.000%, 12/01/2030 (Callable 12/01/2024)(Insured by AGM)	155,000	178,380
4.000%, 12/01/2033 (Callable 12/01/2024)(Insured by AGM)	1,750,000	1,876,805
Sales Tax Securitization Corp.:
5.000%, 01/01/2028	1,500,000	1,810,710
5.000%, 01/01/2029	2,500,000	3,044,625
Sangamon County Water Reclamation District,
5.000%, 01/01/2021 (ETM)	80,000	83,567
Shelby Christian Macon Counties Community School District No. 21,
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	155,000	167,662
St. Clair County Community Consolidated School District,
0.000%, 12/01/2021	200,000	191,208
St. Clair County School District No. 118:
0.000%, 12/01/2020 (ETM)(Insured by NATL)	115,000	113,056
0.000%, 12/01/2020 (Insured by NATL)	170,000	166,211
State of Illinois:
5.000%, 08/01/2020	2,000,000	2,047,120
5.000%, 01/01/2022 (Callable 01/01/2020)	220,000	221,555
6.000%, 06/15/2024 (Insured by NATL)	100,000	115,930
5.000%, 08/01/2024 (Callable 08/01/2022)	665,000	707,673
5.000%, 10/01/2026	1,000,000	1,146,750
5.000%, 05/01/2027 (Callable 05/01/2024)	650,000	714,493
5.000%, 06/15/2027 (Callable 06/15/2021)	1,500,000	1,575,285
5.250%, 07/01/2028 (Callable 07/01/2023)	175,000	190,894
5.500%, 07/01/2033 (Callable 07/01/2023)	410,000	447,101
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	2,500,000	2,701,700
Tazewell County School District No. 51,
9.000%, 12/01/2026 (Insured by NATL)	1,060,000	1,534,975
University of Illinois,
5.000%, 10/01/2021	700,000	747,453
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2023	600,000	666,366
5.000%, 12/01/2024	485,000	549,035
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	262,385
4.500%, 12/15/2026 (Callable 12/15/2022)(Insured by BAM)	200,000	218,130
Village of Franklin Park IL,
5.000%, 04/01/2023 (Insured by BAM)	460,000	506,607
Village of Lansing IL,
5.000%, 03/01/2020 (Insured by AGM)	455,000	461,557
Village of River Grove IL:
4.000%, 12/15/2027 (Callable 12/15/2026)(Insured by BAM)	135,000	148,467
4.000%, 12/15/2028 (Callable 12/15/2026)(Insured by BAM)	205,000	225,244
Village of Stone Park IL:
4.750%, 02/01/2029 (Callable 02/01/2023)(Insured by BAM)	230,000	245,445
4.750%, 02/01/2031 (Callable 02/01/2023)(Insured by BAM)	310,000	329,623
4.750%, 02/01/2032 (Callable 02/01/2023)(Insured by BAM)	275,000	291,926
4.750%, 02/01/2033 (Callable 02/01/2023)(Insured by BAM)	190,000	201,453
5.000%, 02/01/2035 (Callable 02/01/2029)(Insured by BAM)	300,000	351,885
5.000%, 02/01/2036 (Callable 02/01/2029)(Insured by BAM)	225,000	262,973
4.000%, 02/01/2037 (Callable 02/01/2029)(Insured by BAM)	185,000	196,994
4.000%, 02/01/2038 (Callable 02/01/2029)(Insured by BAM)	150,000	159,036
Will County Community High School District No. 210:
4.000%, 01/01/2022 (Callable 10/31/2019)	85,000	85,102
0.000%, 01/01/2023 (Insured by AGM)	140,000	130,383
0.000%, 01/01/2026 (Insured by AGM)	235,000	200,596
0.000%, 01/01/2027	660,000	529,340
0.000%, 01/01/2027 (Insured by AGM)	115,000	94,907
0.000%, 01/01/2028	665,000	515,987
0.000%, 01/01/2028 (Insured by AGM)	180,000	144,283
0.000%, 01/01/2029	40,000	29,999
0.000%, 01/01/2033	175,000	110,847
3.375%, 01/01/2033 (Callable 01/01/2023)	80,000	77,401
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2019 (Insured by NATL)	905,000	903,742
Will County IL School District No. 365,
0.000%, 11/01/2021 (Insured by AGM)	505,000	488,148
Will County Township High School District No. 204:
5.000%, 01/01/2025	125,000	145,444
6.250%, 01/01/2031 (Callable 01/01/2021)	300,000	317,718
Total Illinois		74,381,793	15.4%

Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Callable 08/01/2022)	250,000	264,658
City of Jeffersonville IN,
5.000%, 01/01/2030 (Callable 01/01/2028)(Insured by BAM)	325,000	403,800
City of Lawrence IN,
5.000%, 01/01/2027 (Insured by BAM)	385,000	469,007
City of Whiting IN,
1.850%, 06/01/2044 (Mandatory Tender Date 10/01/2019) (1)	450,000	450,000
East Allen Multi School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2023)(Insured by ST)	165,000	183,366
Evansville Park District:
5.000%, 08/15/2035 (Callable 02/15/2028)(Insured by BAM)	150,000	183,048
5.000%, 08/15/2036 (Callable 02/15/2028)(Insured by BAM)	1,335,000	1,625,122
Franklin Township Community School Corp.,
5.000%, 01/15/2035 (Callable 01/15/2023)(Insured by ST)	775,000	856,863
Hammond Multi-School Building Corp.,
4.500%, 07/15/2026 (Callable 01/15/2024)(Insured by ST)	625,000	700,850
Hammond Sanitary District:
5.000%, 01/15/2022 (Insured by BAM)	285,000	308,815
5.000%, 07/15/2026 (Insured by BAM)	610,000	740,180
5.000%, 01/15/2028 (Callable 07/15/2027)(Insured by BAM)	295,000	361,340
Indiana Bond Bank:
1.950%, 10/15/2022 (SIFMA Municipal Swap Index + 0.660%) (2)	125,000	124,172
2.311%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	510,000	510,082
Indiana Finance Authority:
5.000%, 10/01/2023	180,000	202,543
5.000%, 10/01/2032 (Callable 10/01/2023)	1,170,000	1,249,338
3.750%, 10/01/2042 (Callable 10/01/2023)	100,000	96,410
5.500%, 08/15/2045 (Callable 08/15/2020)	165,000	170,151
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)	500,000	504,115
Indiana Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2025)	1,000,000	1,168,440
Indianapolis Local Public Improvement Bond Bank,
5.000%, 01/01/2033 (Callable 01/01/2025)	500,000	587,235
IPS Multi-School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2025)(Insured by ST)	925,000	1,087,319
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029 (Insured by ST)	1,000,000	1,285,560
Loogootee School Building Corp.,
4.000%, 07/15/2026 (Insured by ST)	135,000	154,436
Munster School Building Corp.,
4.000%, 07/15/2024 (Insured by ST)	170,000	188,717
North Montgomery High School Building Corp.,
5.000%, 07/15/2033 (Callable 07/15/2026)(Insured by ST)	165,000	197,277
Shelbyville Central Renovation School Building Corp.,
5.000%, 01/15/2029 (Callable 07/15/2026)(Insured by ST)	220,000	266,693
Taylor Community School Building Corp.,
0.000%, 07/15/2029 (Callable 07/15/2025)(Insured by ST)	360,000	276,667
Tipton County Jail Building Corp.,
5.000%, 01/15/2027 (Insured by ST)	245,000	298,694
Westfield High School Building Corp.:
5.000%, 01/15/2029 (Callable 01/15/2026)(Insured by ST)	250,000	295,262
5.000%, 01/15/2030 (Callable 01/15/2026)(Insured by ST)	300,000	352,659
5.000%, 07/15/2031 (Callable 01/15/2026)(Insured by ST)	150,000	175,358
Total Indiana		15,738,177	3.2%

Iowa
City of Coralville IA,
4.000%, 05/01/2022	100,000	101,050
City of Greenfield IA:
4.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)	140,000	156,937
4.000%, 09/01/2030 (Callable 09/01/2026)(Insured by AGM)	220,000	245,529
4.000%, 09/01/2031 (Callable 09/01/2026)(Insured by AGM)	230,000	255,468
4.000%, 09/01/2036 (Callable 09/01/2026)(Insured by AGM)	200,000	218,934
4.000%, 09/01/2037 (Callable 09/01/2026)(Insured by AGM)	580,000	632,942
4.000%, 09/01/2039 (Callable 09/01/2026)(Insured by AGM)	630,000	683,613
Iowa Finance Authority,
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	2,000,000	2,223,760
Total Iowa		4,518,233	0.9%

Kansas
City of Hutchinson KS:
4.000%, 12/01/2020	330,000	335,650
4.000%, 12/01/2021	360,000	371,462
5.000%, 12/01/2022	140,000	151,144
City of Wichita KS,
3.000%, 09/01/2023 (Callable 09/01/2022)	715,000	728,006
Kansas Development Finance Authority,
5.000%, 12/01/2019 (Insured by BAM)	170,000	170,999
Total Kansas		1,757,261	0.4%

Kentucky
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	395,000	342,655
0.000%, 10/01/2026 (Insured by NATL)	475,000	401,261
0.000%, 10/01/2027 (Insured by NATL)	350,000	287,101
0.000%, 10/01/2028 (Insured by NATL)	70,000	55,717
Kentucky Housing Corp.,
2.000%, 04/01/2022 (Mandatory Tender Date 04/01/2021) (1)	250,000	251,330
Kentucky Public Energy Authority,
4.000%, 04/01/2048 (Callable 01/02/2024)(Mandatory Tender Date 04/01/2024) (1)	550,000	597,812
Louisville & Jefferson County Metropolitan Government,
5.000%, 10/01/2019	325,000	325,000
Paducah Electric Plant Board,
5.000%, 10/01/2032 (Callable 10/01/2026)(Insured by AGM)	1,000,000	1,185,670
Total Kentucky		3,446,546	0.7%

Louisiana
City of Shreveport LA,
5.000%, 08/01/2023 (Insured by BAM)	350,000	394,443
Louisiana Housing Corp.,
4.500%, 12/01/2047 (Callable 12/01/2027)	200,000	220,840
St. Tammany Parish Wide School District No. 12:
4.000%, 03/01/2035 (Callable 03/01/2027)	100,000	113,227
4.000%, 03/01/2036 (Callable 03/01/2027)	115,000	129,903
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034 (Insured by AGM)	715,000	484,026
Total Louisiana		1,342,439	0.3%

Maine
Maine State Housing Authority:
4.250%, 11/15/2040 (Callable 11/15/2024)	500,000	532,830
3.500%, 11/15/2045 (Callable 05/15/2025)	200,000	207,634
4.000%, 11/15/2045 (Callable 11/15/2025)	420,000	441,244
3.500%, 11/15/2046 (Callable 11/15/2025)	50,000	51,763
3.500%, 11/15/2047 (Callable 11/15/2026)	920,000	968,208
4.000%, 11/15/2049 (Callable 05/15/2028)	500,000	544,050
Total Maine		2,745,729	0.6%

Massachusetts
Massachusetts Housing Finance Agency:
4.000%, 12/01/2028 (Callable 06/01/2023)	1,000,000	1,069,890
4.500%, 12/01/2048 (Callable 12/01/2027)	2,000,000	2,209,340
4.000%, 06/01/2049 (Callable 12/01/2028)	1,000,000	1,092,170
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 10/31/2019)(Insured by AGC)	700,000	701,519
University of Massachusetts Building Authority,
5.000%, 11/01/2039 (Callable 11/01/2024)	325,000	377,676
Total Massachusetts		5,450,595	1.1%

Michigan
City of Detroit MI:
5.000%, 07/01/2039 (Callable 07/01/2022)(Insured by AGM)	185,000	200,692
5.250%, 07/01/2041 (Callable 07/01/2021)	50,000	53,005
City of Wyandotte MI,
5.000%, 10/01/2023 (Insured by BAM)	25,000	28,080
Detroit Michigan School District,
5.000%, 05/01/2033 (Callable 05/01/2022)(Insured by Q-SBLF)	1,000,000	1,083,320
Flushing Community Schools,
4.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)	220,000	258,458
Michigan Finance Authority:
5.000%, 07/01/2034 (Callable 07/01/2025)	250,000	292,147
4.000%, 11/15/2044 (Mandatory Tender Date 08/15/2024) (1)	1,000,000	1,114,880
Michigan State Hospital Finance Authority,
5.000%, 12/01/2028 (Callable 06/01/2022)	2,685,000	2,922,112
Michigan State Housing Development Authority,
4.250%, 12/01/2049 (Callable 06/01/2028)	2,000,000	2,201,200
Romeo Community School District,
5.000%, 05/01/2029 (Callable 05/01/2026)(Insured by Q-SBLF)	1,000,000	1,206,500
Roseville Community Schools,
5.000%, 05/01/2026 (Insured by Q-SBLF)	400,000	487,500
Swartz Creek Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)	815,000	1,003,656
Trenton Public Schools School District:
5.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)	135,000	171,010
5.000%, 05/01/2030 (Callable 05/01/2028)(Insured by Q-SBLF)	300,000	377,874
Warren Consolidated Schools,
5.000%, 05/01/2025 (Insured by BAM)	300,000	355,656
Wayne County Airport Authority,
5.000%, 12/01/2031 (Callable 12/01/2027)	375,000	462,105
Wayne-Westland Community Schools,
4.000%, 11/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)	750,000	839,250
Western Michigan University,
5.000%, 11/15/2029 (Callable 05/15/2025)	250,000	293,852
Ypsilanti School District,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	50,752
Total Michigan		13,402,049	2.8%

Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	245,588
5.000%, 05/01/2031 (Callable 05/01/2027)	520,000	626,314
City of Plato MN,
4.000%, 04/01/2021	280,000	289,064
County of Kanabec MN,
2.750%, 12/01/2019 (Callable 10/31/2019)	2,000,000	2,000,740
Minnesota Housing Finance Agency:
4.375%, 07/01/2026 (Callable 07/01/2021)(Insured by GNMA)	125,000	125,727
3.300%, 07/01/2029 (Callable 07/01/2025)	580,000	616,146
3.600%, 07/01/2033 (Callable 01/01/2023)(Insured by GNMA)	695,000	721,966
4.000%, 01/01/2038 (Callable 01/01/2024)	775,000	818,477
3.800%, 07/01/2038 (Callable 01/01/2023)(Insured by GNMA)	220,000	227,823
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	740,000	781,174
Plymouth Intermediate District No. 287:
4.000%, 02/01/2027	200,000	232,154
4.000%, 02/01/2028 (Callable 02/01/2027)	350,000	402,587
4.000%, 02/01/2037 (Callable 02/01/2027)	250,000	277,788
Total Minnesota		7,365,548	1.5%

Mississippi
Biloxi Public School District,
5.000%, 04/01/2026 (Insured by BAM)	500,000	598,540
City of Gulfport MS,
5.000%, 07/01/2027 (Callable 07/01/2026)	500,000	582,860
Copiah-Lincoln Community College District,
2.500%, 09/01/2021 (Insured by MAC)	175,000	177,889
Medical Center Educational Building Corp.,
5.000%, 06/01/2042 (Callable 06/01/2027)	500,000	591,535
Mississippi Development Bank,
5.250%, 03/01/2034 (Callable 03/01/2028)	490,000	605,665
State of Mississippi:
5.000%, 10/01/2032 (Callable 10/01/2027)	215,000	267,301
5.000%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,176,490
West Rankin Utility Authority:
5.000%, 01/01/2028 (Callable 01/01/2025)(Insured by AGM)	110,000	128,809
5.000%, 01/01/2029 (Callable 01/01/2025)(Insured by AGM)	275,000	321,486
5.000%, 01/01/2030 (Callable 01/01/2025)(Insured by AGM)	590,000	687,969
Total Mississippi		5,138,544	1.1%

Missouri
Center School District No. 58:
4.000%, 04/15/2030 (Callable 04/15/2027)	210,000	235,672
4.000%, 04/15/2031 (Callable 04/15/2027)	220,000	245,595
Industrial Development Authority of the City of St. Louis,
4.750%, 11/15/2047 (Callable 11/15/2026)	500,000	544,985
Jackson County School District No. R-IV,
6.000%, 03/01/2038 (Callable 03/01/2029)(Insured by ST)	1,005,000	1,363,946
Missouri Housing Development Commission:
3.700%, 11/01/2035 (Callable 05/01/2025)(Insured by GNMA)	140,000	148,163
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	765,000	790,016
Missouri State Board of Public Buildings,
3.000%, 10/01/2026	300,000	304,749
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	370,000	393,377
St. Louis Municipal Finance Corp.,
3.000%, 06/01/2020 (Insured by AGM)	130,000	131,351
State of Missouri Health & Educational Facilities Authority,
5.000%, 06/01/2031 (Callable 06/01/2024)	50,000	57,158
Total Missouri		4,215,012	0.9%

Montana
Montana Board of Housing:
3.600%, 12/01/2030 (Callable 06/01/2022)	400,000	409,080
3.750%, 12/01/2038 (Callable 12/01/2027)(Insured by FHA)	495,000	530,892
Yellowstone County School District No. 8,
5.000%, 07/01/2027	225,000	280,141
Total Montana		1,220,113	0.2%

Nebraska
Central Plains Energy Project:
5.000%, 09/01/2027 (Callable 09/01/2022)	340,000	368,829
5.000%, 09/01/2042 (Callable 09/01/2022)	575,000	623,921
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)	500,000	559,130
Colfax County School District No. 123,
4.000%, 12/15/2030 (Callable 05/22/2024)	225,000	247,250
Nebraska Investment Finance Authority:
3.500%, 09/01/2036 (Callable 03/01/2025)	395,000	412,428
3.500%, 09/01/2046 (Callable 03/01/2025)	150,000	157,257
Papio-Missouri River Natural Resource District:
4.000%, 12/15/2027 (Callable 06/15/2022)	150,000	160,596
4.000%, 12/15/2028 (Callable 06/15/2022)	210,000	224,834
Scotts Bluff County School District No. 16:
5.000%, 12/01/2031 (Callable 05/30/2022)	25,000	27,425
5.000%, 12/01/2033 (Callable 05/30/2022)	430,000	471,710
5.000%, 12/01/2034 (Callable 05/30/2022)	300,000	329,100
Village of Boys Town NE,
3.000%, 09/01/2028	1,675,000	1,816,822
Total Nebraska		5,399,302	1.1%

Nevada
City of Carson City NV,
5.000%, 09/01/2033 (Callable 09/01/2027)	250,000	297,867
Clark County School District,
5.000%, 06/15/2032 (Callable 06/15/2027)(Insured by BAM)	450,000	545,315
Nevada Housing Division:
4.400%, 04/01/2029 (Callable 10/01/2021)(Insured by GNMA)	520,000	526,141
4.000%, 04/01/2049 (Callable 10/01/2028)(Insured by GNMA)	2,000,000	2,189,180
State of Nevada,
5.000%, 06/01/2033 (Callable 12/01/2023)	300,000	336,996
Washoe County School District,
5.000%, 05/01/2030 (Callable 05/01/2027)	525,000	644,742
Total Nevada		4,540,241	0.9%

New Jersey
City of Atlantic City NJ:
5.000%, 03/01/2020 (Insured by AGM)	200,000	202,674
5.000%, 03/01/2021 (Insured by BAM)	100,000	104,546
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)	400,000	432,056
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST)	440,000	493,975
New Jersey Economic Development Authority:
5.000%, 07/15/2020	100,000	102,405
5.000%, 06/15/2023 (Insured by BAM)	295,000	328,220
5.000%, 03/01/2024 (Callable 03/01/2023)	150,000	165,000
3.125%, 07/01/2029 (Callable 07/01/2027)	145,000	146,927
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025 (Insured by AGM)	150,000	175,540
4.500%, 11/15/2025 (Pre-refunded to 11/15/2020)	150,000	155,349
4.000%, 07/01/2026 (Callable 07/01/2022)	1,000,000	1,068,970
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)	175,000	204,605
New Jersey Housing & Mortgage Finance Agency:
1.500%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	1,800,000	1,799,676
4.500%, 10/01/2048 (Callable 10/01/2027)	1,580,000	1,748,475
4.750%, 10/01/2050 (Callable 04/01/2028)	500,000	561,335
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2019	355,000	357,556
0.000%, 12/15/2024 (Insured by BHAC)	605,000	550,991
0.000%, 12/15/2026 (Insured by BHAC)	500,000	433,065
5.000%, 06/15/2029 (Callable 06/15/2026)	775,000	913,795
4.000%, 12/15/2037 (Callable 12/15/2028)(Insured by BAM)	500,000	555,565
New Jersey Turnpike Authority:
5.000%, 01/01/2029 (Callable 01/01/2028)	50,000	63,237
2.172%, 01/01/2030 (1 Month LIBOR USD + 0.750%) (Callable 07/01/2022)(Mandatory Tender Date 01/01/2023) (2)	690,000	694,513
Newark Housing Authority,
5.000%, 01/01/2032 (Insured by NATL)	200,000	252,786
Passaic Valley Sewerage Commission,
5.750%, 12/01/2022	550,000	619,900
Total New Jersey		12,131,161	2.5%

New Mexico
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	400,000	416,400	0.1%

New York
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021) (3)	396,667	411,688
City of New York NY:
5.250%, 07/01/2029 (Callable 07/01/2023)	250,000	282,457
1.170%, 03/01/2034 (Optional Put Date 10/01/2019) (1)	1,000,000	1,000,000
County of Suffolk NY,
3.500%, 10/15/2025 (Callable 10/31/2019)	50,000	50,078
Metropolitan Transportation Authority,
5.000%, 11/15/2038 (Callable 11/15/2023)	500,000	561,960
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046 (Callable 11/15/2019)	675,000	677,869
New York City Transitional Finance Authority:
5.000%, 08/01/2031 (Callable 08/01/2028)	50,000	63,354
5.000%, 08/01/2034 (Callable 08/01/2026)	650,000	785,733
5.000%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,600,737
5.000%, 08/01/2039 (Callable 08/01/2024)	105,000	121,200
New York City Water & Sewer System:
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,149,350
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,149,350
1.150%, 06/15/2050 (Optional Put Date 10/01/2019) (1)	750,000	750,000
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)	270,000	316,548
State of New York Mortgage Agency,
3.500%, 10/01/2043 (Callable 04/01/2023)	280,000	291,516
Total New York		9,211,840	1.9%

North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	150,000	163,329
North Carolina Housing Finance Agency,
4.000%, 07/01/2047 (Callable 01/01/2027)	535,000	571,209
North Carolina Medical Care Commission,
5.000%, 06/01/2025 (Callable 06/01/2022)	385,000	420,266
North Carolina Turnpike Authority,
4.000%, 01/01/2041 (Callable 01/01/2029)(Insured by AGM)	2,000,000	2,219,140
Wilmington Housing Authority,
1.500%, 10/01/2020 (Mandatory Tender Date 10/01/2019) (1)	1,000,000	1,000,000
Total North Carolina		4,373,944	0.9%

North Dakota
City of Horace ND,
2.500%, 08/01/2021 (Callable 08/01/2020)	2,000,000	2,012,780
City of Mandan ND,
2.750%, 09/01/2041 (Callable 10/31/2019)	935,000	933,149
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)	1,750,000	1,839,495
5.000%, 05/01/2028 (Callable 05/01/2023)	480,000	523,982
County of Burleigh ND:
4.000%, 11/01/2021	525,000	544,672
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	850,000	909,228
County of Ward ND,
4.000%, 04/01/2026 (Callable 04/01/2023)(Insured by AGM)	1,030,000	1,104,479
Jamestown Park District,
2.900%, 07/01/2035 (Callable 10/16/2019)	1,240,000	1,241,339
North Dakota Housing Finance Agency:
3.500%, 07/01/2046 (Callable 01/01/2026)	355,000	373,634
4.000%, 01/01/2050 (Callable 07/01/2028)	1,000,000	1,112,250
Total North Dakota		10,595,008	2.2%

Ohio
American Municipal Power, Inc.,
2.250%, 08/13/2020	500,000	502,395
Clermont County Port Authority,
5.000%, 12/01/2023 (Insured by BAM)	310,000	353,704
Columbus-Franklin County Finance Authority:
3.820%, 11/15/2036 (Callable 11/15/2021)	490,000	501,020
4.000%, 11/15/2038 (Callable 05/15/2022)	340,000	352,142
County of Franklin OH,
1.720%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%) (Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	1,000,000	1,002,170
County of Hamilton OH,
0.000%, 12/01/2027 (Insured by AMBAC)	75,000	64,232
County of Licking OH,
4.000%, 12/01/2028 (Callable 12/01/2021)	250,000	264,073
County of Lorain OH:
4.000%, 12/01/2028 (Callable 12/01/2023)	180,000	197,170
5.000%, 12/01/2031 (Callable 12/01/2023)	480,000	545,592
County of Lucas OH,
5.000%, 11/15/2029 (Callable 11/15/2021)	600,000	635,514
County of Trumbull OH,
2.000%, 07/23/2020	500,000	501,885
Little Miami Local School District,
5.000%, 11/01/2036 (Callable 11/01/2025)(Insured by SD CRED PROG)	1,845,000	2,178,041
New Riegel Local School District,
4.000%, 12/01/2033 (Callable 12/01/2020)(Insured by BAM)	215,000	221,112
Ohio Air Quality Development Authority,
2.400%, 12/01/2038 (Callable 10/01/2024)(Mandatory Tender Date 10/01/2029) (1)	500,000	503,010
Ohio Higher Educational Facility Commission,
5.000%, 03/01/2025	690,000	778,023
Ohio Housing Finance Agency:
3.200%, 09/01/2036 (Callable 09/01/2025)(Insured by GNMA)	950,000	979,982
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	300,000	319,050
Ohio Turnpike & Infrastructure Commission:
0.000%, 02/15/2034 (Callable 02/15/2031) (7)	1,390,000	1,577,386
0.000%, 02/15/2036 (Callable 02/15/2031) (7)	335,000	379,458
Spencerville Local School District,
0.000%, 12/01/2020 (Insured by AMBAC)	270,000	263,890
State of Ohio,
5.000%, 11/15/2028 (Callable 05/15/2023)	225,000	253,926
Village of Bratenahl OH,
2.500%, 08/13/2020	750,000	753,322
Total Ohio		13,127,097	2.7%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	330,000	343,909
Kingfisher County Educational Facilities Authority,
3.000%, 03/01/2022	165,000	170,254
Oklahoma Development Finance Authority,
2.600%, 03/01/2024	425,000	427,644
Oklahoma Housing Finance Agency,
3.300%, 03/01/2031 (Callable 03/01/2022)(Insured by GNMA)	320,000	321,862
Oklahoma Water Resources Board,
5.000%, 10/01/2028 (Callable 10/01/2024)	180,000	212,098
Total Oklahoma		1,475,767	0.3%

Oregon
Clackamas Community College District,
0.000%, 06/15/2040 (Callable 06/15/2027) (7)	425,000	495,525
Clatsop County School District No. 30:
0.000%, 06/15/2038 (Callable 06/15/2029)(Insured by SCH BD GTY)	425,000	225,577
0.000%, 06/15/2039 (Callable 06/15/2029)(Insured by SCH BD GTY)	560,000	282,475
Multnomah & Clackamas Counties School District No. 10JT:
0.000%, 06/15/2031 (Callable 06/15/2029)(Insured by SCH BD GTY)	100,000	74,220
0.000%, 06/15/2033 (Callable 06/15/2029)(Insured by SCH BD GTY)	700,000	479,934
Salem Hospital Facility Authority:
5.000%, 05/15/2033 (Callable 05/15/2026)	105,000	123,497
5.000%, 05/15/2035 (Callable 05/15/2026)	500,000	586,995
State of Oregon Department of Transportation,
5.000%, 11/15/2038 (Callable 11/15/2023)	300,000	338,019
State of Oregon Housing & Community Services Department,
2.200%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	2,000,000	2,012,240
Umatilla County School District No. 6R:
0.000%, 06/15/2028 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	100,000	104,291
0.000%, 06/15/2030 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	100,000	103,488
0.000%, 06/15/2033 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	200,000	204,858
0.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	540,000	545,978
Total Oregon		5,577,097	1.2%

Pennsylvania
Bloomsburg PA Area School District,
4.000%, 09/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	272,763
Central Bradford Progress Authority,
5.500%, 12/01/2031 (Callable 12/01/2021)	800,000	859,192
Commonwealth Financing Authority:
5.000%, 06/01/2022	750,000	815,617
5.000%, 06/01/2036 (Callable 06/01/2022)	1,500,000	1,622,160
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,525,000	1,689,990
Deer Lakes School District,
5.000%, 10/01/2020 (Insured by AGM)	100,000	103,603
Lycoming County Authority,
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	500,000	540,050
Montgomery County Higher Education & Health Authority:
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	250,000	252,970
4.000%, 05/01/2036 (Mandatory Tender Date 05/01/2022) (1)	625,000	656,300
Northampton County General Purpose Authority,
2.690%, 08/15/2043 (SIFMA Municipal Swap Index + 1.400%) (Callable 02/15/2020)(Mandatory Tender Date 08/15/2020) (2)	225,000	225,659
Pennsylvania Economic Development Financing Authority,
4.000%, 11/15/2034 (Callable 11/15/2027)	1,000,000	1,127,190
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	360,000	375,793
4.000%, 10/01/2049 (Callable 10/01/2028)	1,925,000	2,083,774
Pennsylvania Turnpike Commission:
5.000%, 06/01/2020	50,000	51,208
5.000%, 06/01/2030 (Callable 12/01/2025)	280,000	328,893
6.000%, 12/01/2030 (Callable 12/01/2027)(Insured by BAM) (7)	205,000	264,202
0.000%, 12/01/2037 (Callable 12/01/2026)(Insured by AGM) (7)	75,000	78,096
0.000%, 12/01/2037 (Callable 12/01/2026) (7)	385,000	402,121
5.000%, 12/01/2038 (Callable 12/01/2028) (7)	605,000	736,364
6.375%, 12/01/2038 (Callable 12/01/2027) (7)	745,000	973,521
Reading School District,
5.000%, 02/01/2023 (Insured by AGM)	230,000	255,144
School District of Philadelphia,
5.000%, 09/01/2023 (Insured by ST)	55,000	61,951
Sports & Exhibition Authority of Pittsburgh and Allegheny County:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by BAM)	500,000	619,205
5.000%, 02/01/2031 (Callable 08/01/2020)(Insured by AGM)	500,000	514,140
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)(Insured by ST)	250,000	294,738
Washington County Industrial Development Authority,
5.000%, 11/01/2019	285,000	285,735
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	125,000	127,673
Westmoreland County Municipal Authority,
5.000%, 08/15/2028 (Callable 08/15/2027)(Insured by BAM)	1,540,000	1,920,688
York Suburban School District,
4.000%, 05/01/2030 (Callable 05/01/2024)(Insured by BAM)	1,780,000	1,939,025
Total Pennsylvania		19,477,765	4.0%

Puerto Rico
Puerto Rico Sales Tax Financing Corp.:
0.000%, 07/01/2024	486,000	424,098
0.000%, 07/01/2027	1,112,000	884,930
0.000%, 07/01/2029 (Callable 07/01/2028)	1,429,000	1,060,561
Total Puerto Rico		2,369,589	0.5%

Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	40,000	41,707
Providence Redevelopment Agency,
5.000%, 04/01/2020	1,000,000	1,015,070
Rhode Island Commerce Corp.,
5.000%, 07/01/2033 (Callable 07/01/2028)(Insured by BAM)	950,000	1,149,557
Rhode Island Housing & Mortgage Finance Corp.:
3.950%, 10/01/2043 (Callable 04/01/2028)(Insured by GNMA)	650,000	698,906
3.500%, 10/01/2046 (Callable 04/01/2025)	95,000	98,061
Total Rhode Island		3,003,301	0.6%

South Carolina
City of Charleston SC,
5.000%, 01/01/2045 (Callable 01/01/2025)	1,000,000	1,160,560
City of Walhalla SC,
5.000%, 06/01/2025 (Insured by BAM)	185,000	219,249
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	286,688
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	566,165
South Carolina Jobs-Economic Development Authority,
5.000%, 05/01/2029 (Callable 05/01/2028)	955,000	1,189,844
South Carolina State Housing Finance & Development Authority,
3.800%, 01/01/2049 (Callable 07/01/2027)	500,000	534,405
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	225,264
Total South Carolina		4,182,175	0.9%

South Dakota
South Dakota Housing Development Authority:
3.375%, 05/01/2033 (Callable 05/01/2022)	350,000	358,341
4.000%, 05/01/2049 (Callable 05/01/2028)	2,495,000	2,715,458
Total South Dakota		3,073,799	0.6%

Tennessee
Chattanooga Health Educational & Housing Facility Board,
5.250%, 01/01/2045 (Pre-refunded to 01/01/2023)	275,000	308,116
Chattanooga-Hamilton County Hospital Authority:
4.125%, 10/01/2039 (Callable 10/01/2024)	445,000	471,099
5.000%, 10/01/2044 (Callable 10/01/2024)	175,000	193,813
City of Jackson Tennessee,
5.000%, 04/01/2029 (Callable 04/01/2025)	555,000	650,149
City of Memphis TN:
5.000%, 12/01/2032 (Callable 12/01/2024)	530,000	615,393
4.000%, 12/01/2033 (Callable 12/01/2027)	480,000	550,210
City of Murfreesboro TN,
3.000%, 06/01/2031 (Callable 06/01/2023)	2,600,000	2,689,856
County of Warren TN,
4.000%, 06/01/2029 (Callable 06/01/2026)(Insured by AGM)	150,000	170,462
Knox County Health Educational & Housing Facility Board:
5.000%, 04/01/2022	200,000	214,904
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	160,470
Nashville & Davidson County Metropolitan Government:
3.000%, 10/01/2024	420,000	428,954
1.550%, 11/15/2030 (Mandatory Tender Date 11/03/2020) (1)	255,000	255,411
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	75,000	91,585
5.000%, 02/01/2027	85,000	101,021
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 01/01/2023)	1,970,000	2,007,745
3.550%, 07/01/2039 (Callable 07/01/2024)	285,000	297,275
4.000%, 01/01/2042 (Callable 07/01/2026)	250,000	267,103
3.800%, 07/01/2043 (Callable 01/01/2022)	235,000	241,242
4.000%, 07/01/2043 (Callable 01/01/2023)	200,000	203,678
4.000%, 07/01/2045 (Callable 01/01/2025)	150,000	158,101
3.500%, 01/01/2047 (Callable 01/01/2026)	95,000	99,721
4.500%, 07/01/2049 (Callable 01/01/2028)	960,000	1,060,675
4.250%, 01/01/2050 (Callable 07/01/2028)	995,000	1,093,714
Tennessee		12,330,697	2.5%

Texas
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	250,000	286,102
5.000%, 02/15/2038 (Callable 02/15/2025)(PSF Guaranteed)	295,000	337,132
Bexar County Health Facilities Development Corp.:
5.000%, 07/15/2021	145,000	152,323
5.000%, 07/15/2021	250,000	262,625
5.000%, 07/15/2022	235,000	253,010
Bullard Independent School District,
4.000%, 02/15/2029 (Callable 02/15/2024)(PSF Guaranteed)	350,000	386,834
Burleson Independent School District,
2.500%, 02/01/2047 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	675,000	691,173
Central Texas Turnpike System,
5.000%, 08/15/2042 (Mandatory Tender Date 04/01/2020) (1)	200,000	203,464
City of Brownsville TX,
4.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)	170,000	192,790
City of Greenville TX:
5.000%, 02/15/2034 (Callable 02/15/2024)	200,000	226,736
5.000%, 02/15/2035 (Callable 02/15/2024)	175,000	198,074
City of Houston TX,
5.500%, 12/01/2029 (ETM)(Insured by NATL)	500,000	650,470
City of Round Rock TX,
4.000%, 12/01/2024	205,000	228,268
City of San Antonio TX,
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,500,000	1,555,230
City of Tyler TX,
5.000%, 09/01/2029 (Callable 09/01/2025)	150,000	179,885
Clifton Higher Education Finance Corp.,
5.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)	1,000,000	1,191,270
Comal Independent School District,
4.000%, 02/01/2032 (Callable 02/01/2024)(PSF Guaranteed)	610,000	663,259
County of Harris TX,
5.000%, 08/15/2029 (Callable 08/15/2022)	150,000	164,332
County of Williamson TX,
5.000%, 02/15/2028 (Callable 02/15/2025)	90,000	106,939
Crane County Water District,
5.000%, 02/15/2023	250,000	278,420
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2027 (PSF Guaranteed)	200,000	228,850
4.000%, 02/15/2028 (Callable 02/15/2027)(PSF Guaranteed)	200,000	228,844
4.000%, 02/15/2030 (Callable 02/15/2027)(PSF Guaranteed)	200,000	227,010
4.000%, 02/15/2031 (Callable 02/15/2027)(PSF Guaranteed)	200,000	225,530
5.000%, 02/15/2047 (Callable 02/15/2022)(PSF Guaranteed)	500,000	537,470
Ferris Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2026)(PSF Guaranteed)	560,000	683,883
Fort Bend County Municipal Utility District No. 155,
4.000%, 09/01/2033 (Callable 09/01/2023)(Insured by AGM)	230,000	244,145
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2023 (Insured by BAM)	295,000	319,745
Fort Bend Independent School District:
5.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)	100,000	122,327
1.350%, 08/01/2042 (Mandatory Tender Date 08/01/2020)(PSF Guaranteed) (1)	950,000	948,670
1.950%, 08/01/2049 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	500,000	505,930
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034 (Callable 10/01/2028) (7)	40,000	43,192
0.000%, 10/01/2046 (Callable 10/01/2028) (7)	585,000	621,130
0.000%, 10/01/2047 (Callable 10/01/2028) (7)	1,050,000	1,112,937
0.000%, 10/01/2048 (Callable 10/01/2028) (7)	370,000	391,978
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)	100,000	116,659
5.000%, 12/01/2035 (Callable 12/01/2022)	495,000	540,891
Harris County Municipal Utility District No. 500,
3.000%, 12/01/2022 (Insured by AGM)	175,000	182,126
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)	250,000	267,852
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)	135,000	157,390
Lake Travis Independent School District:
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	25,000	25,746
2.625%, 02/15/2048 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	200,000	204,798
Laredo Community College District,
5.000%, 08/01/2028 (Callable 08/01/2027)(Insured by BAM)	250,000	309,260
Leander Independent School District:
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	180,000	77,101
0.000%, 08/15/2040 (Callable 08/15/2024)(PSF Guaranteed)	20,000	8,310
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,010,000	267,902
Mansfield Independent School District:
2.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	750,000	763,215
5.000%, 02/15/2047 (Callable 02/15/2020)(PSF Guaranteed)	1,400,000	1,416,702
Matagorda County Navigation District No. 1,
4.400%, 05/01/2030 (Insured by AMBAC)	355,000	422,769
Mesquite Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2025)(PSF Guaranteed)	500,000	599,590
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2023 (Insured by BAM)	200,000	214,660
4.000%, 04/01/2024 (Insured by BAM)	200,000	217,680
New Caney Independent School District,
4.000%, 02/15/2029 (Callable 02/15/2025)(PSF Guaranteed)	1,450,000	1,622,637
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 04/01/2020	175,000	175,719
3.625%, 08/15/2022 (Callable 08/15/2021)	215,000	217,929
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	114,946
5.000%, 01/01/2033 (Callable 01/01/2026)	675,000	802,211
5.000%, 01/01/2034 (Callable 01/01/2025)	95,000	110,160
5.500%, 09/01/2041 (Pre-refunded to 09/01/2021)	255,000	275,025
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031) (7)	485,000	608,049
Northeast Travis County Utility District:
0.000%, 09/01/2023 (Insured by BAM)	275,000	252,739
3.000%, 09/01/2027 (Insured by BAM)	170,000	181,502
Red River Education Finance Corp.,
5.000%, 06/01/2021	485,000	508,886
Rio Vista Independent School District,
4.000%, 08/15/2028 (Callable 08/15/2025)(Insured by BAM)	125,000	138,860
Rosebud-Lott Independent School District:
5.500%, 02/15/2030 (Callable 02/15/2025)(PSF Guaranteed)	100,000	120,398
5.500%, 02/15/2031 (Callable 02/15/2025)(PSF Guaranteed)	100,000	120,390
Round Rock Independent School District,
1.500%, 08/01/2040 (Callable 02/01/2020)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	400,000	399,996
Royse City Independent School District,
5.000%, 02/15/2038 (Callable 08/15/2020)(PSF Guaranteed)	200,000	205,720
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	160,000	175,934
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,370,000	1,453,899
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	190,000	194,473
Sedona Lakes Municipal Utility District No. 1,
4.000%, 09/01/2026 (Callable 09/01/2025)(Insured by BAM)	85,000	95,022
State of Texas,
1.480%, 12/01/2049 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	1,000,000	1,000,000
Texas Department of Housing & Community Affairs,
4.750%, 01/01/2049 (Callable 07/01/2028)	4,305,000	4,813,808
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2019	140,000	141,023
6.250%, 12/15/2026	1,650,000	1,924,923
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2026 (Callable 12/15/2022)	190,000	208,491
5.000%, 12/15/2028 (Callable 12/15/2022)	575,000	629,493
5.000%, 12/15/2029 (Callable 12/15/2022)	1,000,000	1,093,330
Texas Municipal Power Agency,
5.000%, 09/01/2047 (Callable 09/01/2020)	500,000	515,150
Tioga Independent School District Public Facility Corp.:
3.250%, 08/15/2027 (Callable 08/15/2024)	200,000	202,244
4.000%, 08/15/2041 (Callable 08/15/2024)	825,000	837,012
Town of Providence Village TX,
4.000%, 03/01/2025 (Insured by BAM)	105,000	116,819
Travis County Municipal Utility District No. 4,
4.000%, 09/01/2035 (Callable 09/01/2022)(Insured by AGM)	615,000	650,080
Upper Trinity Regional Water District,
5.000%, 08/01/2032 (Callable 08/01/2028)(Insured by BAM)	240,000	297,518
Viridian Municipal Management District:
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	315,000	342,708
4.000%, 12/01/2028 (Callable 12/01/2023)(Insured by AGM)	470,000	510,086
6.000%, 12/01/2035 (Callable 12/01/2024)(Insured by BAM)	90,000	109,376
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)	500,000	600,320
Wimberley Independent School District,
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	330,000	378,652
Total Texas		42,588,156	8.8%

Utah
Jordan Valley Water Conservancy District:
5.000%, 10/01/2032 (Callable 10/01/2026)	250,000	304,027
5.000%, 10/01/2033 (Callable 10/01/2026)	350,000	424,911
Midvale Utah Redevelopment Agency,
5.000%, 05/01/2027	290,000	356,103
Salt Lake City Corp.,
5.000%, 07/01/2030 (Callable 07/01/2027)	155,000	191,953
South Ogden Conservation District,
4.000%, 02/01/2031 (Callable 02/01/2022)(Insured by MAC)	295,000	309,349
Timpanogos Special Service District,
4.000%, 06/01/2029 (Callable 06/01/2024)	50,000	55,236
Utah Charter School Finance Authority:
5.000%, 04/15/2027 (Callable 04/15/2026)(Insured by UT CSCE)	365,000	433,967
5.000%, 04/15/2028 (Callable 04/15/2026)(Insured by UT CSCE)	720,000	854,208
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	520,000	601,276
Utah Housing Corp.:
2.000%, 07/01/2021 (Mandatory Tender Date 01/01/2021)(Insured by GNMA) (1)	400,000	402,048
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	305,000	323,977
Utah Infrastructure Agency:
5.000%, 10/15/2026	140,000	170,645
5.000%, 10/15/2027	125,000	154,975
Utah Transit Authority,
5.000%, 12/15/2029 (Callable 06/15/2028)	75,000	94,406
Total Utah		4,677,081	1.0%

Vermont
City of Burlington VT,
5.000%, 07/01/2028 (Callable 07/01/2027)	275,000	336,471
Vermont Economic Development Authority,
2.000%, 07/01/2020 (Callable 10/31/2019)	650,000	647,972
Vermont Educational & Health Buildings Financing Agency,
5.000%, 12/01/2035 (Callable 06/01/2026)	710,000	840,101
Vermont Housing Finance Agency,
3.650%, 11/01/2032 (Callable 11/01/2024)	120,000	126,355
Vermont Public Power Supply Authority,
4.000%, 07/01/2020	335,000	340,564
Total Vermont		2,291,463	0.5%

Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	400,000	409,192	0.1%

Virginia
City of Norfolk VA,
2.500%, 10/01/2046 (Pre-refunded to 10/01/2022) (1)	25,000	25,842
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST)	390,000	416,309
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	3,000,000	3,102,780
Total Virginia		3,544,931	0.7%

Washington
Clark & Skamania Counties School District No. 112-6,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)	160,000	189,600
Energy Northwest,
5.000%, 07/01/2030 (Callable 07/01/2028)	600,000	766,908
King County Public Hospital District No. 1,
5.000%, 12/01/2029 (Callable 12/01/2028)	680,000	854,889
Lewis County School District No. 302,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)	235,000	278,475
Pacific County School District No. 118,
4.000%, 12/01/2025 (Insured by SCH BD GTY)	215,000	244,653
State of Washington:
5.000%, 02/01/2029 (Callable 02/01/2022)	160,000	173,126
5.000%, 02/01/2038 (Callable 02/01/2024)	645,000	733,894
5.000%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,625,433
Washington Biomedical Research Properties 3.2,
5.000%, 01/01/2037 (Callable 07/01/2025)	100,000	117,059
Washington State Housing Finance Commission:
3.700%, 12/01/2033 (Callable 06/01/2024)	85,000	85,257
3.700%, 12/01/2034 (Callable 06/01/2025)	165,000	175,331
4.000%, 06/01/2049 (Callable 06/01/2028)	500,000	544,810
Total Washington		5,789,435	1.2%

West Virginia
Morgantown Building Commission,
2.400%, 10/01/2019 (Callable 10/01/2019)	255,000	255,000	0.0%

Wisconsin
Milwaukee Redevelopment Authority:
5.000%, 11/15/2030 (Callable 11/15/2026)	225,000	271,321
5.000%, 11/15/2032 (Callable 11/15/2026)	225,000	269,030
Public Finance Authority:
4.000%, 12/01/2020	650,000	660,198
4.000%, 01/01/2021	435,000	443,735
5.000%, 06/15/2025	220,000	252,441
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2023 (ETM)(Insured by NATL)	25,000	23,429
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	830,000	909,962
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,218,890
4.000%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,127,290
Village of Sussex WI,
3.000%, 06/01/2023 (Callable 06/01/2022)	590,000	610,532
Wisconsin Center District:
5.250%, 12/15/2023 (Insured by AGM)	245,000	269,586
0.000%, 12/15/2027 (Insured by NATL)	220,000	187,799
5.000%, 12/15/2027 (Callable 06/15/2026)	500,000	608,030
5.250%, 12/15/2027 (Insured by AGM)	255,000	307,221
5.000%, 12/15/2028 (Callable 06/15/2026)	185,000	224,518
5.000%, 12/15/2030 (Callable 12/15/2022)	395,000	436,242
5.000%, 12/15/2031 (Callable 06/15/2026)	300,000	360,045
Wisconsin Health & Educational Facilities Authority:
3.000%, 12/01/2019	750,000	751,733
2.650%, 11/01/2020 (Callable 11/01/2019)	1,625,000	1,625,731
5.000%, 03/01/2021	150,000	153,697
5.000%, 03/01/2022	125,000	130,364
5.000%, 07/01/2023	165,000	185,259
5.000%, 07/01/2024	250,000	288,450
4.000%, 09/15/2025 (Callable 09/15/2023)	200,000	210,990
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	57,492
5.000%, 02/15/2027 (Pre-refunded to 08/15/2025)	100,000	119,841
4.000%, 07/15/2028 (Pre-refunded to 07/15/2021)	185,000	193,854
5.000%, 08/15/2028 (Callable 08/15/2023)	1,000,000	1,120,210
5.000%, 12/01/2028 (Callable 11/01/2026)	45,000	54,662
5.000%, 08/15/2029 (Callable 08/15/2027)	170,000	211,046
5.000%, 12/15/2030 (Callable 12/15/2024)	480,000	553,637
5.000%, 02/15/2032 (Callable 02/15/2022)	50,000	53,120
5.000%, 04/01/2032 (Callable 10/01/2022)	290,000	314,740
1.375%, 11/15/2038 (Mandatory Tender Date 12/03/2019) (1)	185,000	184,991
5.250%, 10/15/2039 (Callable 10/15/2021)	460,000	487,522
Wisconsin Housing & Economic Development Authority:
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	425,000	453,934
4.250%, 03/01/2049 (Callable 09/01/2028)	1,980,000	2,179,742
Total Wisconsin		17,511,284	3.6%

Wyoming
Wyoming Community Development Authority:
3.000%, 12/01/2044 (Callable 06/01/2024)	80,000	82,002
4.000%, 12/01/2048 (Callable 06/01/2028)	1,985,000	2,158,469
Total Wyoming		2,240,471	0.5%
Total Long-Term Investments (Cost $461,004,584)		478,638,311	98.9%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 1.46% (4)	2,569,297	2,569,297
Total Short-Term Investment (Cost $2,569,297)		2,569,297	0.5%
Total Investments (Cost $463,573,881)		481,207,608	99.4%
Other Assets in Excess of Liabilities		2,804,830	0.6%
TOTAL NET ASSETS		$484,012,438	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Finance Authority

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2019.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2019.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2019, the value of these securities total $411,688, which represents 0.09% of total net assets.

(4)	Seven-day yield.
(5)
Auction rate security. An auction rate security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2019.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2019 (Unaudited)
Summary of Fair Value Exposure at September 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$478,638,311	$–	$478,638,311
Total Long-Term Investments	–	478,638,311	–	478,638,311
Short-Term Investment
Money Market Mutual Fund	2,569,297	–	–	2,569,297
Total Short-Term Investment	2,569,297	–	–	2,569,297
Total Investments	$2,569,297	$478,638,311	$–	$481,207,608

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.